Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	71-0791606
Plan number	001
Notes receivable from participants	$ 1,577,035
Total per net assets	$ 28,131,089
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 26,554,054
Investment, Identifier [Axis]: Allspring Global Investments | Allspring Special Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	562,929
Investment, Identifier [Axis]: Allspring Global Investments | Allspring Special Mid Cap Value CIT Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	385,827
Investment, Identifier [Axis]: America's Car-Mart, Inc. | America's Car-Mart, Inc. Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	583,074
Investment, Identifier [Axis]: Artisan Partners | Artisan High Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	45,953
Investment, Identifier [Axis]: Capital Group | American Funds 2010 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	50,528
Investment, Identifier [Axis]: Capital Group | American Funds 2015 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,493
Investment, Identifier [Axis]: Capital Group | American Funds 2020 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,301,474
Investment, Identifier [Axis]: Capital Group | American Funds 2025 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,296
Investment, Identifier [Axis]: Capital Group | American Funds 2030 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,242,754
Investment, Identifier [Axis]: Capital Group | American Funds 2035 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	181,568
Investment, Identifier [Axis]: Capital Group | American Funds 2040 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,747,471
Investment, Identifier [Axis]: Capital Group | American Funds 2045 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	175,978
Investment, Identifier [Axis]: Capital Group | American Funds 2050 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,013,048
Investment, Identifier [Axis]: Capital Group | American Funds 2055 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	90,075
Investment, Identifier [Axis]: Capital Group | American Funds 2060 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,243,881
Investment, Identifier [Axis]: Capital Group | American Funds 2065 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	466,099
Investment, Identifier [Axis]: Capital Group | American Funds 2070 Target Date Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	20,212
Investment, Identifier [Axis]: Cohen & Steers | Cohen & Steers Real Estate Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,388
Investment, Identifier [Axis]: Emerald Mutual Funds | Emerald Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	159,057
Investment, Identifier [Axis]: Fidelity | Fidelity Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	110,859
Investment, Identifier [Axis]: Fidelity | Fidelity Large Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,658,880
Investment, Identifier [Axis]: Fidelity | Fidelity Mid Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	524,241
Investment, Identifier [Axis]: Fidelity | Fidelity Total Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,325,272
Investment, Identifier [Axis]: Fidelity | Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	164,710
Investment, Identifier [Axis]: Fuller & Thaler Asset Management | Undiscovered Managers Behavioral Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	156,394
Investment, Identifier [Axis]: J O Hambro Capital Management | JOHCM International Opportunities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	359,634
Investment, Identifier [Axis]: Payden & Rygel | Payden Corporate Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	46,081
Investment, Identifier [Axis]: RBC Global Asset Management | RBC Emerging Markets Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,947
Investment, Identifier [Axis]: Vanguard | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	860,234
Investment, Identifier [Axis]: Vanguard | Vanguard Mortgage-Backed Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 54,696